Summary of the Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Balance at beginning of year	$ 32	$ 29	$ 56
Additions: Bad debt expense	127	35	3
Less: Write-offs	(149)	(33)	(28)
Translation adjustment	2	1	(2)
Balance at end of year	$ 12	$ 32	$ 29